Earnings per share	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Earnings per share
Note 11.    Earnings per share

	For the three months ended			For the six months ended
$ millions, except number of shares and per share amounts	2020 Apr. 30	2020 Jan. 31	2019 Apr. 30	2020 Apr. 30	2019 Apr. 30
Basic earnings per share
Net income attributable to equity shareholders	$400	$1,205	$1,341	$1,605	$2,519
Less: Preferred share dividends and premiums	30	31	28	61	51
Net income attributable to common shareholders	$370	$1,174	$1,313	$1,544	$2,468
Weighted-average common shares outstanding (thousands)	444,739	445,248	444,028	444,997	443,523
Basic earnings per share	$0.83	$2.64	$2.96	$3.47	$5.56
Diluted earnings per share
Net income attributable to common shareholders	$370	$1,174	$1,313	$1,544	$2,468
Weighted-average common shares outstanding (thousands)	444,739	445,248	444,028	444,997	443,523
Add: Stock options potentially exercisable (1) (thousands)	302	639	790	439	787
Add: Restricted shares and equity-settled consideration (thousands)	147	144	406	174	445
Weighted-average diluted common shares outstanding (thousands)	445,188	446,031	445,224	445,610	444,755
Diluted earnings per share	$0.83	$2.63	$2.95	$3.46	$5.55
(1)
Excludes average options outstanding of 4,839,980 (January 31, 2020: 2,382,904; April 30, 2019: 2,399,088) with a weighted-average exercise price of $108.08 (January 31, 2020: $114.21; April 30, 2019: $114.20) for the quarter ended April 30, 2020, and average options outstanding of 3,681,010 (April 30, 2019: 2,253,271) with a weighted-average price of $111.56 (April 30, 2019: $114.38) for the six months ended April 30, 2020, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.